TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Long-term tax assets	$ 3,548	$ 2,823
Long-term tax liabilities	(12,494)	(5,726)
Net deferred tax liabilities	$ (8,946)	$ (2,903)